INVENTORIES, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Provision for allowance for obsolete inventories	$ 196,995	$ 40,053